Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interest
Beginning balance (in shares) at Dec. 31, 2022		76,804,474
Beginning balance at Dec. 31, 2022	$ 1,173,412	$ 769	$ 798,188	$ (463)	$ 364,000	$ 10,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		47,829
Restricted shares issued	1	$ 1
Net Income	46,345				45,392	953
Foreign currency translation	52			52
Investment by non-controlling interest	27,270					27,270
Repurchase of common stock (in shares)		(3,350,282)
Repurchase of common stock	(44,630)	$ (34)			(44,596)
Share-based compensation plan	609		609
Ending balance (in shares) at Jun. 30, 2023		73,502,021
Ending balance at Jun. 30, 2023	1,203,059	$ 736	798,797	(411)	364,796	39,141
Beginning balance (in shares) at Mar. 31, 2023		74,689,819
Beginning balance at Mar. 31, 2023	1,184,852	$ 747	798,368	(298)	354,700	31,335
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	27,495				26,606	889
Foreign currency translation	(113)			(113)
Investment by non-controlling interest	6,917					6,917
Repurchase of common stock (in shares)		(1,187,798)
Repurchase of common stock	(16,521)	$ (11)			(16,510)
Share-based compensation plan	429		429
Ending balance (in shares) at Jun. 30, 2023		73,502,021
Ending balance at Jun. 30, 2023	$ 1,203,059	$ 736	798,797	(411)	364,796	39,141
Beginning balance (in shares) at Dec. 31, 2023	73,208,586	73,208,586
Beginning balance at Dec. 31, 2023	$ 1,233,074	$ 733	799,472	(152)	390,221	42,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		56,036
Restricted shares issued	1	$ 1
Net Income	51,761				45,813	5,948
Foreign currency translation	(292)			(292)
Dividend Paid	(7,312)				(7,312)
Repurchase of common stock (in shares)		(3,669,367)
Repurchase of common stock	(53,624)	$ (37)			(53,587)
Share-based compensation plan	$ 468		468
Ending balance (in shares) at Jun. 30, 2024	69,595,255	69,595,255
Ending balance at Jun. 30, 2024	$ 1,224,076	$ 697	799,940	(444)	375,135	48,748
Beginning balance (in shares) at Mar. 31, 2024		73,157,141
Beginning balance at Mar. 31, 2024	1,257,315	$ 733	799,561	(118)	411,993	45,146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		54,851
Restricted shares issued	1	$ 1
Net Income	26,842				23,240	3,602
Foreign currency translation	(326)			(326)
Dividend Paid	(7,312)				(7,312)
Repurchase of common stock (in shares)		(3,616,737)
Repurchase of common stock	(52,823)	$ (37)			(52,786)
Share-based compensation plan	$ 379		379
Ending balance (in shares) at Jun. 30, 2024	69,595,255	69,595,255
Ending balance at Jun. 30, 2024	$ 1,224,076	$ 697	$ 799,940	$ (444)	$ 375,135	$ 48,748